Finance Income (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain arising from financing - unrealized	$ 53.2	$ 71.4	$ 163.8	$ 100.0
Interest income - bank deposits	14.7	9.8	37.3	26.3
Other interest income	2.9		10.8
Fair value gain on embedded options		30.6		34.9
Change in fair value of foreign exchange swaps		10.2		10.4
Fair value gain on non-deliverable forwards			6.5
Total Finance income	70.8	$ 122.0	$ 218.4	$ 171.6
Vendor loan notes issued on disposal of subsidiaries | Rwanda, Rwanda Francs
Disclosure of detailed information about financial instruments [line items]
Repayable term			2 years
Interest rate			12.00%
Notional amount	70.0		$ 70.0
Vendor loan notes issued on disposal of subsidiaries | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Repayable term			3 years
Notional amount	$ 24.5		$ 24.5